ORDINARY SHARE AND SHARE INCENTIVE PLANS - Allocation of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock based compensation expense
Stock-based compensation expense recognized	$ 504	$ 703	$ 1,399
Cost of Net Sales
Stock based compensation expense
Stock-based compensation expense recognized	87	89	136
Selling, general and administrative
Stock based compensation expense
Stock-based compensation expense recognized	236	360	985
Research and development
Stock based compensation expense
Stock-based compensation expense recognized	$ 181	$ 254	$ 278